Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax losses (Capital)	$ 17,692	$ 17,247
Tax losses (Income)	28,517	23,446
Deductible temporary differences	8,663	5,246
Total	$ 54,872	$ 45,939